Business Combinations (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 24, 2020
Purchase price	$ 9,200,000
Copa Di Vino Corporation [Member]
Purchase price		$ 6,000,000
Debt		1,500,000
Cash		500,000
Contingent shares		$ 2,000,000